Income Taxes (Summary Of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal	$ (265)	$ 4,204	$ (1,020)
State	2,122	4,442	3,101
Income tax expense (benefit), current	1,857	8,646	2,081
Federal	58,584	44,778	41,410
State	2,862	1,501	1,426
Total deferred income tax expense	61,446	46,279	42,836
Total income tax expense	$ 63,303	$ 54,925	$ 44,917